Accounts Receivable	12 Months Ended
Dec. 31, 2019
Successor [Member]
Accounts Receivable

6. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivables for the periods as set forth below (in thousands):

	December 31,	December 31,
	2019	2018
Trade receivables	$100,642	$63,329
Less: allowance for doubtful accounts	(1,843)	(693)
Total	$98,799	$62,636

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s credit-worthiness. The gross contractual amounts of trade receivables at December 31, 2019 and December 31, 2018 were $100.6 million and $63.3 million, respectively. Movement in the allowance for doubtful accounts is as follows (in thousands):

	Period from January 1, 2019	Period from June 7, 2018	Period from January 1, 2018	Period from January 1, 2017
	to December 31, 2019	to December 31, 2018	to June 6, 2018	to December 31, 2017
	Successor (NESR)		Predecessor (NPS)
Allowance for doubtful accounts at beginning of period	(693)	-	(4,106)	(3,772)
Add: additional allowance for the year	(1,771)	(693)	-	(1,605)
Less: bad debt expense	621	-	-	1,271
Allowance for doubtful accounts at end of period	(1,843)	(693)	(4,106)	(4,106)